UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010


Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Morgens Waterfall Vintiadis & Company Inc.
Address:  600 Fifth Avenue
          New York, NY 10020


13 File Number: 28-04599


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H Morgens
Title:     Chairman
Phone:     212-218-4100

Signature, Place and Date of Signing:

/s/Edwin H Morgens           New York, New York       February 1, 2011
----------------------     ----------------------   ----------------------
    [Signature]                 [City/State]               [Date]





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Report Type (Check only one.):

[ X ]        13F Holdings Report.

[   ]        13F Notice.

[   ]        13F Combination Report.

List of Other Managers Reporting for this Manager:  None












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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $95,306

List of Other Included Managers:  None









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

                                                            VALUE      SHRS OR    PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS      CUSIP     (X$1000)    PRN AMT    CALL   DISCRETION   MANAGER    SOLE   SHARED  NONE

ALPHA NATURAL RESOURCES INC     COM            02076X102     4,658     77,600      SH        SOLE               77,600     0     0
AMERICAN TOWER CORP             CL A           029912201     3,408     66,000      SH        SOLE               66,000     0     0
ANADARKO PETE CORP              COM            032511107     5,377     70,600      SH        SOLE               70,600     0     0
APPLE INC                       COM            037833100     6,129     19,000      SH        SOLE               19,000     0     0
ARM HLDGS PLC                   SPONSORED ADR  042068106       623     30,000      SH        SOLE               30,000     0     0
ATMEL CORP                      COM            049513104     4,312    350,000      SH        SOLE              350,000     0     0
BROADCOM CORP                   CL A           111320107     2,178     50,000      SH        SOLE               50,000     0     0
CALPINE CORP                    COM NEW        131347304     3,765    282,200      SH        SOLE              282,200     0     0
CAMERON INTERNATIONAL CORP      COM            13342B105     3,338     65,800      SH        SOLE               65,800     0     0
CELGENE CORP                    COM            151020104     2,821     47,700      SH        SOLE               47,700     0     0
CITRIX SYS INC                  COM            177376100       513     7,500       SH        SOLE                7,500     0     0
CLIFFS NATURAL RESOURCES INC    COM            18683K101     3,901     50,000      SH        SOLE               50,000     0     0
CVS CAREMARK CORPORATION        COM            126650100     2,608     75,000      SH        SOLE               75,000     0     0
DUSA PHARMACEUTICALS INC        COM            266898105     5,136  2,096,500      SH        SOLE            2,096,500     0     0
HOME INNS & HOTELS MGMT INC     SPON ADR       43713W107       819     20,000      SH        SOLE               20,000     0     0
INSULET CORP                    COM            45784P101     5,312    342,700      SH        SOLE              342,700     0     0
IPC THE HOSPITALIST CO INC      COM            44984A105     3,304     84,700      SH        SOLE               84,700     0     0
MGM RESORTS INTERNATIONAL       COM            552953101     2,723    183,400      SH        SOLE              183,400     0     0
MICRON TECHNOLOGY INC           COM            595112103       505     63,000      SH        SOLE               63,000     0     0
NATIONAL OILWELL VARCO INC      COM            637071101     2,690     40,000      SH        SOLE               40,000     0     0
NETAPP INC                      COM            64110D104     2,814     51,200      SH        SOLE               51,200     0     0
OCCIDENTAL PETE CORP DEL        COM            674599105     2,943     30,000      SH        SOLE               30,000     0     0
PATRIOT COAL CORP               COM            70336T104     1,937    100,000      SH        SOLE              100,000     0     0
PEABODY ENERGY CORP             COM            704549104     2,380     37,200      SH        SOLE               37,200     0     0
PFIZER INC                      COM            717081103     3,940    225,000      SH        SOLE              225,000     0     0
QUALCOMM INC                    COM            747525103     3,717     75,100      SH        SOLE               75,100     0     0
SANDISK CORP                    COM            80004C101       698     14,000      SH        SOLE               14,000     0     0
SEADRILL LIMITED                SHS            G7945E105     2,395     70,600      SH        SOLE               70,600     0     0
SKYWORKS SOLUTIONS INC          COM            83088M102     3,450    120,500      SH        SOLE              120,500     0     0
TRANSOCEAN LTD                  REG SHS        H8817H100     3,476     50,000      SH        SOLE               50,000     0     0
WATSON PHARMACEUTICALS INC      COM            942683103     1,994     38,600      SH        SOLE               38,600     0     0
ZHONGPIN INC                    COM            98952K107     1,442     70,700      SH        SOLE               70,700     0     0